Analysis of Group statement of financial position by segment - Operational borrowings attributable to shareholder-financed operations (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Borrowings
Total Group debt represented by operational borrowings at Group level	£ 1,791	£ 2,317
Borrowings in respect of short-term fixed income securities programmes
Borrowings
Total Group debt represented by operational borrowings at Group level	1,085	1,651
Commercial Paper
Borrowings
Total Group debt represented by operational borrowings at Group level	485	1,052
Medium Term Notes
Borrowings
Total Group debt represented by operational borrowings at Group level	£ 600	£ 599